Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Time Certificates of Deposits and Other Time Deposits
Table 13.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices.

Table 13.1: Time Certificates of Deposits and Other Time Deposits

	December 31,
(in billions)	2019	2018
Total domestic and Non-U.S.	$118.8	130.6
Domestic:
$100,000 or more	43.7	42.5
$250,000 or more	34.6	37.1
Non-U.S.
$100,000 or more	4.0	4.6
$250,000 or more	4.0	4.6

Contractual Maturities of CDs and Other Time Deposits	The contractual maturities of these deposits are presented in Table 13.2.

Table 13.2: Contractual Maturities of CDs and Other Time Deposits

(in millions)	December 31, 2019
2020	$88,259
2021	15,429
2022	6,055
2023	4,130
2024	1,906
Thereafter	3,070
Total	$118,849

Contractual Maturities of Domestic Time Deposits
The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in Table 13.3.

Table 13.3: Contractual Maturities of Domestic Time Deposits

(in millions)	December 31, 2019
Three months or less	$18,759
After three months through six months	10,583
After six months through twelve months	11,766
After twelve months	2,624
Total	$43,732